Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2017
Parent [Member]
Disclosure Of Accounts Payable And Accrued Liabilities [Line Items]
Accounts Payable and Accrued Liabilities

5 ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	$ million
	Dec 31, 2017		Dec 31, 2016
	Current	Non-current	Current	Non-current
Amounts due to subsidiaries (see Note 13)	3,859	—	3,593	—
Accruals and other liabilities	318	332	302	224
Withholding tax payable	153	—	152	—
Unclaimed dividends	3	—	2	—
Total	4,333	332	4,049	224

Accruals and other liabilities are principally in respect of cash-settled share-based compensation.